American Beacon FUNDSSM
American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Large Cap Growth Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund

Supplement Dated September 16, 2011
To the Prospectus dated March 1, 2011

American Beacon High Yield Bond Fund | Class A, C, Institutional, Y and Investor

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.

High Yield Bond Fund

On August 10, 2011, the American Beacon Funds’ Board of Trustees approved the appointment of PENN Capital Management Company, Inc. (“PENN”) as a sub-advisor to the American Beacon High Yield Bond Fund. PENN will begin managing assets of the Fund on September 16, 2011. The information below supplements the prospectus to reflect the addition of PENN as a sub-advisor.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is restated with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor		Class A, American Beacon High Yield Bond Fund	C Class, American Beacon High Yield Bond Fund	Institutional Class, American Beacon High Yield Bond Fund	Y Class, American Beacon High Yield Bond Fund	Investor Class, American Beacon High Yield Bond Fund
Share class		A	C	Institutional	Y	Investor
Management fees		0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other Expenses		0.66%	0.66%	0.40%	0.43%	0.65%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.33%	2.08%	0.82%	0.85%	1.07%
Expense waiver and reimbursement		0.21%	0.21%
Total fund operating expenses after expense waiver and reimbursement	[2]	1.12%	1.87%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class and C Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.12% for the A Class and 1.87% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor (USD $)	Share classes	1 year	3 years	5 years	10 years
Class A, American Beacon High Yield Bond Fund	A	584	857	1,150	1,983
C Class, American Beacon High Yield Bond Fund	C	290	632	1,099	2,394
Institutional Class, American Beacon High Yield Bond Fund	Institutional	84	262	455	1,014
Y Class, American Beacon High Yield Bond Fund	Y	87	271	471	1,049
Investor Class, American Beacon High Yield Bond Fund	Investor	109	340	590	1,306

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share class	1 year	3 years	5 years	10 years
American Beacon High Yield Bond Fund Class A, C, Institutional, Y and Investor C Class, American Beacon High Yield Bond Fund	C	190	632	1,099	2,394

In the “Principal Investment Strategies” section, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.